FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          August 12, 2011



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: $379,196
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

Advisory Board Co                         COM      762W107       91567     5300  X                             91567       0       0
Alaska Communications Systems             COM      01167P101     40700      361  X                             40700       0       0
Alleghany Corp                            COM      17175100        631      210  X                               631       0       0
AltiGen Communications Inc                COM      21489109     267600      241  X                            267600       0       0
American Dental Partners                  COM      25353103     900325    11668  X                            900325       0       0
American Express Company                  COM      25816109       9157      473  X                              9157       0       0
American Public Education                 COM      2913V103     294348    13101  X                            294348       0       0
American Science & Engin                  COM      29429107      65546     5244  X                             65546       0       0
Ascent Media Corp                         CL A     43632108       8292      439  X                              8292       0       0
Automatic Data Processing                 COM      53015103      14280      752  X                             14280       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      581  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207      11876      919  X                             11876       0       0
BIDZ.com Inc.                             COM      08883T200   1159088     1147  X                           1159088       0       0
Brookfield Asset Management Inc           COM      112585104     29130      966  X                             29130       0       0
Capital Southwest Corp                    COM      140501107      2709      250  X                              2709       0       0
Central European Distribution             COM      153435102     10300      115  X                             10300       0       0
Choice Hotels International               COM      169905106     10000      334  X                             10000       0       0
Colfax Corporation                        COM      194014106    391139     9700  X                            391139       0       0
Conagra Food Inc                          COM      205887102     10000      258  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2256  X                             30000       0       0
Contango Oil & Gas Co                     COM      21075N204      4611      269  X                              4611       0       0
Corporate Executive Board                 COM      21988R102    150852     6585  X                            150852       0       0
Cover-All Technologies                    COM      222892101     40000      100  X                             40000       0       0
Derma Sciences Inc                        COM      249827502     15000      138  X                             15000       0       0
Emerson Electric Co                       COM      291011104     10414      586  X                             10414       0       0
Exelon Corp                               COM      30161N101      9241      396  X                              9241       0       0
Female Health Company                     COM      314462102   3141680    15708  X                           3141680       0       0
Greenlight Capital Re LTD                 CL A     G4095J109    222105     5839  X                            222105       0       0
Hallmark Financial Services               COM      40624Q203   1925312    15152  X                           1925312       0       0
HEICO Corp                                CL A     422806208    164951     6558  X                            164951       0       0
Hospitality Properties Trust              COM      44106M102     23915      580  X                             23915       0       0
Interactive Intelligence Inc.             COM      45839M103   2431085    85210  X                           2431085       0       0
Interval Leisure Group                    COM      46113M108    394208     5397  X                            394208       0       0
INTL FCStone Inc                          COM      459028106   2534143    61352  X                           2534143       0       0
iShares Trust iBoxx Inv Grade CPBD        CPBD     464287242      7248      798  X                              7248       0       0
iShares Trust Treas Inflat                US TIP B 464287176      5553      614  X                              5553       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      9600      697  X                              9600       0       0
Kinder Morgan Management                  SHS      49455U100      2386      157  X                              2386       0       0
Leucadia National Corp.                   COM      527288104      6976      238  X                              6976       0       0
Level 3 Communications                    COM      52729N100     14500       35  X                             14500       0       0
Lockheed Martin Corporation               COM      539830109      9358      758  X                              9358       0       0
MakeMusic Inc                             COM      56086P202     33357      166  X                             33357       0       0
Microsoft Corp.                           COM      594918104     31874      829  X                             31874       0       0
Morningstar, Inc.                         COM      617700109    101397     6163  X                            101397       0       0
National Retail Properties, Inc.          COM      637417106     14000      343  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000     1248  X                             12000       0       0
Omega Flex, Inc.                          COM      682095104    454365     6375  X                            454365       0       0
OneBeacon Insurance Group                 CL A     G67742109     12098      162  X                             12098       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      159  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      206  X                             10000       0       0
Pizza Inn Inc                             COM      725848105    213155      635  X                            213155       0       0
PowerShares Global Trust                  Nat Muni 73936T474     54411     1262  X                             54411       0       0
Psychemedics Corp                         COM      744375205     11917      113  X                             11917       0       0
Reis Inc                                  COM      75936P105     22350      222  X                             22350       0       0
Sears Holdings Corp                       COM      812350106     15514     1108  X                             15514       0       0
Simulations Plus Inc                      COM      829214105     94863      275  X                             94863       0       0
SPDR Series Trust-Inter Treas             ETF      78464A516     17736     1096  X                             17736       0       0
SPDR Series Trust-MidEast Africa          ETF      78463X806      3139      235  X                              3139       0       0
Stamps.com                                COM      852857200   1013005    13513  X                           1013005       0       0
Stratasys Inc.                            COM      862685104     10500      354  X                             10500       0       0
Tandy Leather Factory Inc.                COM      87538X105   1647336     8451  X                           1647336       0       0
The Dolan Company                         COM      25659P402   2387856    20225  X                           2387856       0       0
The Middleby Corp                         COM      596278101     62328     5861  X                             62328       0       0
TravelCenters of America                  COM      894174101     30000      164  X                             30000       0       0
U S Global Investors Inc                  CL A     902952100     30291      218  X                             30291       0       0
Utah Medical Products                     COM      917488108    331348     8701  X                            331348       0       0
Walgreens Co                              COM      931422109      9525      404  X                              9525       0       0
Western Union Co                          COM      959802109     31445      630  X                             31445       0       0
White Mountains Insurance Group           COM      G9618E107       592      249  X                               592       0       0
Winmark Corp                              COM      974250102    848500    36766  X                            848500       0       0
Winthrop Realty Trust, Inc.               COM      976391102     16767      200  X                             16767       0       0
XCEL Energy Inc.                          COM      98389B100     26000      632  X                             26000       0       0
Zimmer Holdings, Inc.                     COM      98956P102     11822      747  X                             11822       0       0